Inventories-Net	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories-Net	Note 8. Inventories—Net

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Raw materials	$208	$203
Work in process	21	18
Finished products	108	80
	337	301
Less—Reserves	(36)	(31)
	$301	$270